WARRANTS	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Warrants
WARRANTS

NOTE 9 – WARRANTS

On February 17, 2023, the Company sold 11,000,000 shares of common stock through the purchase of units at a price of $0.06 per unit, each unit consisting of one share of common stock and one warrant to purchase common stock, for total proceeds of $660,000. The Warrants are exercisable for shares of the Company’s common stock at a price of $0.25 per share and expire two years from the date of issuance. The warrants are callable by the Company if its common stock trades at $0.75 for at least 20 trading days and at a volume of not less than 30,000 shares per day. Using the fair value calculation, the relative fair value for the warrants was calculated to determine the warrants recorded equity amount of $524,737, which has been accounted for in additional paid in capital.

In accordance to ASC 815-40, an equity-linked financial instrument can be classified in equity only if it (1) is indexed to the reporting entity’s own stock and (2) meets all other conditions for equity classification. The warrants are classified as equity instruments because a fixed amount of cash is exchanged for a fixed amount of equity.

The fair value of the warrants was determined using the Black-Scholes option pricing model which requires the input of subjective assumptions, the expected life of the warrants, and the expected stock price volatility. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The assumptions used to determine the fair value of the Warrants as follows:

Year Ended February 28, 2023
Expected life (years)	2
Risk-free interest rate	4.78%
Expected volatility	224.92%
Dividend yield	0%

The expected life of the warrants was estimated using the “simplified method,” as the Company has no historical information to develop reasonable expectations about future exercise patterns for its warrant grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. The expected life of awards that vest immediately use the contractual maturity since they are vested when issued.

For stock price volatility, the Company calculated its expected volatility based on the historical closing price of its common stock, par value $0.01 per share. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the warrant at the grant-date.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, February 28, 2023	11,000,000	$0.25	2
Issued	—	$—	—
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, November 30, 2023	11,000,000	$0.25	1.47	$660,000

NOTE 8 – WARRANTS

On February 17, 2023, the Company sold 11,000,000 shares of common stock through the purchase of units at a price of $0.06 per unit, each unit consisting of one share of common stock and one warrant to purchase common stock, for total proceeds of $660,000. The Warrants are exercisable for shares of the Company’s common stock at a price of $0.25 per share and expire two years from the date of issuance. The warrants are callable by the Company if its common stock trades at $0.75 for at least 20 trading days and at a volume of not less than 30,000 shares per day. Using the fair value calculation, the relative fair value for the warrants was calculated to determine the warrants recorded equity amount of $524,737, which has been accounted for in additional paid in capital.

In accordance to ASC 815-40, an equity-linked financial instrument can be classified in equity only if it (1) is indexed to the reporting entity’s own stock and (2) meets all other conditions for equity classification. The warrants are classified as equity instruments because a fixed amount of cash is exchanged for a fixed amount of equity.

The fair value of the warrants was determined using the Black-Scholes option pricing model which requires the input of subjective assumptions, the expected life of the warrants, and the expected stock price volatility. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The assumptions used to determine the fair value of the Warrants as follows:

	Years Ended February 28,
	2023	2022
Expected life (years)	2	N/A
Risk-free interest rate	4.78%	N/A
Expected volatility	224.92%	N/A
Dividend yield	0%	N/A

The expected life of the warrants was estimated using the “simplified method,” as the Company has no historical information to develop reasonable expectations about future exercise patterns for its warrant grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. The expected life of awards that vest immediately use the contractual maturity since they are vested when issued.

For stock price volatility, the Company calculated its expected volatility based on the historical closing price of its common stock, par value $0.01 per share. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the warrant at the grant-date.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, February 28, 2022	—	—	—
Issued	11,000,000	$0.25	2
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, February 28, 2023	11,000,000	$0.25	1.97	$2,519,000